Schedule of investments
Delaware Tax-Free Arizona Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.17%
Education Revenue Bonds — 28.49%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	$ 1,003,810
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	310,656
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	254,723
144A 6.00% 7/1/47 #	400,000	402,268
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	346,305
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	481,030
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	631,910
Series A 2.375% 7/1/52	1,205,000	713,083
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	1,980,000	1,603,701
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	341,430
(Social Bonds - Equitable School) Series A 4.00% 11/1/50	1,600,000	1,405,936
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,071,180
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	1,225,000	1,170,769
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	234,952
(Creighton University Project) 4.00% 7/1/50	1,000,000	910,120
(Great Hearts Arizona Projects) Series A 5.00% 7/1/52	725,000	729,546
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,703,220
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	777,205
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Revenue
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	$ 950,070
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #	750,000	636,405
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	470,697
		16,149,016
Electric Revenue Bonds — 6.11%
Mesa, Arizona Utility System Revenue
4.00% 7/1/42	550,000	548,795
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	13,887
Series AAA 5.25% 7/1/25 ‡	35,000	8,838
Series WW 5.00% 7/1/28 ‡	550,000	138,875
Series XX 4.75% 7/1/26 ‡	35,000	8,838
Series XX 5.75% 7/1/36 ‡	125,000	31,562
Series ZZ 4.75% 7/1/27 ‡	30,000	7,575
Series ZZ 5.25% 7/1/24 ‡	45,000	11,363
Salt River Project Agricultural Improvement & Power District Revenue
Series A 5.00% 1/1/47	1,500,000	1,635,825
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/39	1,000,000	1,058,570
		3,464,128
Healthcare Revenue Bonds — 23.55%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	500,000	500,610
Arizona Industrial Development Authority Revenue
(Children's National Prince George's County Regional Medical Center) Series A 4.00% 9/1/46	2,250,000	2,032,898
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	145,000	85,479
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	150,000	$ 74,742
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	28,346
Series B 5.125% 1/1/54	65,000	32,309
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.00% 1/1/49 #	500,000	230,260
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,000,000	914,040
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	118,632
5.25% 11/15/46	415,000	296,912
(Royal Oaks Inspirita Pointe Project) Series A 5.00% 5/15/56	1,000,000	798,150
(Sun Health Services) Series A 5.00% 11/15/48	1,000,000	960,150
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	157,724
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	223,547
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	984,090
Series F 4.00% 1/1/45	1,750,000	1,663,883
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	975,000	666,335
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	281,418
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	$ 295,490
5.00% 7/1/30	105,000	112,702
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	442,416
Yavapai County, Arizona Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,346,415
Series A 5.25% 8/1/33	500,000	500,250
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	296,743
Series A 5.25% 8/1/32	300,000	302,820
		13,346,361
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.15%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	27,000
Series A 144A 7.75% 7/1/50 #, ‡	285,000	17,100
Chandler city, Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 2 5.00% 9/1/52 (AMT) •	750,000	774,517
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	15,000,000	1,108,500
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,123,500
		4,050,617
Lease Revenue Bonds — 2.66%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,001,230
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Tucson and Pima County, Arizona Industrial Development Authority Revenue
Series A 4.70% 7/1/43	500,000	$ 507,130
		1,508,360
Local General Obligation Bonds — 4.27%
City of Goodyear, Arizona
3.00% 7/1/39	750,000	639,022
Maricopa County, Arizona High School District No. 214 Tolleson Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,000,000	1,011,100
Maricopa County, Arizona Unified School District No. 95 Queen Creek
(School Improvement Project) 4.00% 7/1/35	500,000	515,795
Pinal County, Arizona Community College District
4.00% 7/1/31	250,000	255,180
		2,421,097
Special Tax Revenue Bonds — 16.06%
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	686,840
4.00% 7/1/52	1,035,000	953,545
Commonwealth of Puerto Rico
(Restructured) 2.949% 11/1/43 •	1,159,649	604,467
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	2,360,762	2,077,471
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	300,000	301,254
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.506% 7/1/51 ^	3,814,000	829,774
Series A-1 5.615% 7/1/46 ^	1,180,000	348,206
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,351,729
Series A-2 4.329% 7/1/40	1,000,000	949,060
		9,102,346
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bond — 0.29%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	200,000	$ 166,690
		166,690
Transportation Revenue Bonds — 6.36%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	523,650
Phoenix City, Arizona Civic Improvement Airport Revenue
(Junior Lien) Series B 5.00% 7/1/49 (AMT)	400,000	406,524
Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien) Series B 4.00% 7/1/37 (AMT)	2,250,000	2,221,335
(Senior Lien) 4.00% 7/1/48 (AMT)	500,000	455,460
		3,606,969
Water & Sewer Revenue Bonds — 3.23%
Goodyear, Arizona Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AGM)	1,000,000	963,800
Mesa, Arizona Utility System Revenue
4.00% 7/1/31	850,000	863,813
		1,827,613
Total Municipal Bonds (cost $61,123,129)		55,643,197
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(Unaudited)
	Principal amount	Value (US $)
Short-Term Investments — 0.53%
Variable Rate Demand Note — 0.53%¤
Arizona Industrial Development Authority Revenue
(Mayo Clinic) Series B 3.40% 11/15/52 (SPA - Northern Trust)	300,000	$ 300,000
Total Short-Term Investments (cost $300,000)		300,000
Total Value of Securities—98.70% (cost $61,423,129)		55,943,197

Receivables and Other Assets Net of Liabilities—1.30%		734,410
Net Assets Applicable to 5,705,197 Shares Outstanding—100.00%		$56,677,607
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $4,905,169, which represents 8.65% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
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